EVENTS AFTER THE BALANCE SHEET DATE	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE BALANCE SHEET DATE	30. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 30 June 2025 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements, except:
Historical motor finance commission payments
Following the Supreme Court judgment on 1 August and the subsequent FCA statement on 3 August 2025, the Santander UK group has updated the key assumptions of the provision estimate and has concluded that the existing provision balance of £287m at 30 June 2025 remains appropriate.
Dividends
In anticipation of the proposed acquisition of TSB by Santander UK (subject to regulatory approvals and other consents), the Board passed a resolution in August
2025 to cancel the interim dividends that had been declared at 30 June 2025.